Earnings per share - Computation of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended			5 Months Ended	6 Months Ended
	Jul. 03, 2021		Jun. 27, 2020	Jul. 03, 2021	Jul. 03, 2021		Jul. 03, 2021	Jun. 27, 2020	Jun. 27, 2020
Numerator:
Net loss	$ (10,780)		$ (5,980)	$ (12,229)	$ 13,748		$ 13,748	$ 4,506	$ 4,506
Net loss attributable to noncontrolling interests	6,654		214	7,062	7,062			672
Net (loss) income attributable to Bioventus Inc.	$ (4,126)		$ (5,766)	$ (5,167)	$ 20,810			$ 5,178
Denominator:
Weighted-average shares of Class A common stock outstanding - basic (in shares)	41,805,347			41,802,840	41,802,840
Weighted-average shares of Class A common stock outstanding - diluted (in shares)	41,805,347	[1]		41,802,840	41,802,840	[1]
Net loss per share of Class A common stock, basic (in dollars per share)	$ (0.10)	[1]		$ (0.12)	$ (0.12)	[1]
Net loss per share of Class A common stock, diluted (in dollars per share)	$ (0.10)			$ (0.12)	$ (0.12)

[1]	Per share information for the six months ended July 3, 2021 represents loss per share of Class A common stock and weighted-average shares of Class A common stock outstanding from February 16, 2021 through July 3, 2021, the period following Bioventus Inc.’s initial public offering and related transactions described in Note 1. Organization and Note 7. Earnings per share within the Notes to the Unaudited Condensed Consolidated Financial Statements.